Supplemental Financial Statement Information - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Intangibles and other assets Asset retirement obligation	Dec. 31, 2011 Intangibles and other assets Asset retirement obligation	Sep. 30, 2012 Write-off of related spare parts and inventory	Sep. 30, 2012 Write-off of related spare parts and inventory	Sep. 30, 2012 Property and equipment impairment	Sep. 30, 2012 Property and equipment impairment	Sep. 30, 2012 Fire Loss	Dec. 31, 2012 Fire Loss Additional Proceeds
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Raw materials inventories, carrying value														$ 3,700,000
Work-in-process inventories, carrying value														1,200,000
Finished goods inventories, carrying value														3,300,000
Raw materials, work-in-process and finished goods inventories, fair value														0
Restructuring and other charges	97,018,000		96,997,000		24,464,000		979,000			5,558,000	5,330,000	66,760,000	66,760,000
Restricted cash	2,972,000		2,972,000		3,560,000	27,399,000		800,000	800,000
Interest cost, capitalized	1,400,000	1,500,000	3,200,000	2,900,000	3,700,000	1,300,000
Depreciation expense	28,100,000	30,600,000	90,600,000	92,700,000	130,500,000	124,900,000	125,200,000
Fixed assets, carrying value	818,716,000		818,716,000		934,699,000	972,711,000								6,400,000
Fixed assets, fair value														0
Proceed from insurance claims														40,000,000
Accrued liabilities, net of Insurance cash advances received and deferred expenses														11,300,000
Property and business losses, additional insurance proceeds															$ 44,000,000